LONG-TERM INVESTMENTS - Schedule of other equity investments (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
EEO Group
Other equity investments
Other equity investments	¥ 38,000,000	¥ 38,000,000